Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Leasing equipment, accumulated depreciation and allowances	$ 3,607,606	$ 3,595,069
Accounts Receivable, Allowances	2,618	2,504
Debt, Unamortized Deferred Financing Costs	$ 46,398	$ 39,373
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Designated Common Stock | Triton International Limited Holdings
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	210,000,000
Common stock, shares issued (in shares)	101,158,891
Common stock, shares outstanding (in shares)	101,158,891	101,158,891
Undesignated Common Stock
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	47,800,000	54,800,000
Common stock, shares issued (in shares)	0	0
Common stock, shares outstanding (in shares)	0	0